Digital Assets - Schedule of Additional Information About BTC Digital Assets (Details) - BTC [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset, Activity [Line Items]
Opening balance	$ 2,187,600
Purchases of BTC		630,300
Purchases of BTC from exchange of USDT		636,300
Changes in fair value of BTC	(723,600)	(19,000)
Ending balance	$ 1,464,000	$ 1,285,600